UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 18, 2023 to May 17, 2023

Commission File Number of issuing entity:  333-206677-25

Central Index Key Number of issuing entity:  0001741690

Wells Fargo Commercial Mortgage Trust 2018-C45
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4083243
38-4083244
38-7206191
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2023 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C45.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2018-C45 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.62%	2	$263.42

The following table sets forth, for the monthly distribution period from April 18, 2023 to May 17, 2023, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Wells Fargo Commercial Mortgage Trust 2018-C45 Commercial Mortgage Pass- Through Certificates, Series 2018-C45 (CIK # 0001741690)	X	C-III Commercial Mortgage LLC	17	100,732,798	15.29%	1	6,758,227.92	1.09%	0	0.00	0.00	0	0.00	0.00	1	6,758,227.92	1.09%	0	0.00	0.00	0	0.00	0.00

 Rule 15Ga-1 Table Explanatory Notes

1.    The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x)

2.    In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

3.    Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero.

4.    "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns c-f)

5.     Includes demands received during the reporting period or which were the subject of demands previously reported by the securitizer (for columns g-i), where such repurchase activity is also subject to reporting in columns j-x, as applicable, pending resolution of such demand.

6.     Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l)

7.     Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

8.     Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

9.     Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

10.   Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period. (For columns v-x)

Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”), filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 11, 2023. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 11, 2023. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 5, 2023. The Central Index Key number for Barclays is 0000312070.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for LMF is 0001592182.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 15, 2023. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from C-III Commercial Mortgage LLC (“C-III Commercial Mortgage”), as loan seller:

On March 3, 2023, Wilmington Trust, National Association (the “Trustee”), as Trustee for the Registered Holders of Wells Fargo Commercial Mortgage Trust 2018-C45 (the “Trust”), Commercial Mortgage Pass-Through Certificates Series 2018-C45, Acting by and Through its Special Servicer LNR Partners, LLC (the “Special Servicer”), filed a lawsuit against C-III Commercial Mortgage in the Supreme Court of the State of New York, New York County (the “Putback Lawsuit”). The Putback Lawsuit arises from the sale of a mortgage loan made by C-III Commercial Mortgage to 5800 N. Course, LLC (the “Borrower”), as evidenced by a Promissory Note in the original principal amount of $7,500,000 (the “5800 N. Course Loan”), to Wells Fargo Commercial Mortgage Securities, Inc. (“WFCMS”), pursuant to a Mortgage Loan Purchase Agreement dated on or about June 28, 2018 (the “MLPA”). The MLPA and the Pooling and Servicing Agreement provided for the deposit of a pool of loans, including the 5800 N. Course Loan, into the Trust.

In the Putback Lawsuit, the Trustee, through the Special Servicer, has asserted claims against CIII Commercial Mortgage alleging breaches of representations and warranties under the MLPA and seeking (i) specific performance requiring C-III Commercial Mortgage to promptly repurchase the 5800 N. Course Loan at the price described in the MLPA, (ii) damages in an amount described in the MLPA, (iii) prejudgment interest, and (iv) such other and further relief as the Court may deem appropriate.

The alleged breaches of representations and warranties arise out of a lawsuit (the “5800 N. Course Lawsuit”) by the Borrower against the Trustee, C-III Commercial Mortgage and its wholly-owned subsidiary, C-III Mortgage Funding LLC (“C-III Mortgage Funding” and, together with C-III Commercial Mortgage, “C-III”) in Texas state court for fraud, breach of contract (and related theories) and breach of fiduciary duty related to the Amended and Restated Cash Management Agreement entered into by Borrower and C-III (the “Amended CMA”). Borrower also seeks a declaratory judgment against all defendants in the 5800 N. Course Lawsuit. C-III and the Trustee separately answered the 5800 N. Course Lawsuit, denying Borrower's claims and alleging multiple affirmative defenses, including the defense of mutual mistake. C-III has also asked the court to reform the Amended CMA to correctly state the parties’ intended terms relating to the excess cash flow. The Trustee has asserted a claim for indemnity against C-III. The parties have exchanged written discovery. The 5800 N. Course Lawsuit is currently scheduled for a bench trial on August 21, 2023. As a result of the allegations in the 5800 N. Course Lawsuit, the Trustee has alleged in the Putback Lawsuit that certain representations and warranties in the MLPA were false.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2018-C45, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

*REO Account
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2018-C45, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	04/17/2023	$5,402.23
Current Distribution Date	05/17/2023	$5,220.23

Interest Reserve Account
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	04/17/2023	$0.00
Current Distribution Date	05/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C45, relating to the May 17, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 31, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: May 31, 2023